Stock Option Plan - Summary of status of the plans (Details) (2010 Stock Option Plan (the "Plan"), USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
2010 Stock Option Plan (the "Plan")
Number Of Options Available For Grant [Roll Forward]
Options Available for Grant, Beginning Balance	455,495	298,037
Options Available for Grant, Granted
Options Available for Grant, Exercised
Options Available for Grant, Forfeited		157,458
Options Available for Grant, Ending Balance	455,495	455,495
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options Outstanding, Beginning Balance	544,505	701,963
Options Outstanding, Granted
Options Outstanding, Exercised
Options Outstanding, Forfeited		(157,458)
Options Outstanding, Ending Balance	544,505	544,505
Exercisable options at Ending Balance	446,374	415,921
Share Based Compensation Arrangement By Share Based Payment Award, Weighted Average Exercise Price [Roll Forward]
Weighted - Average Exercise Price, Beginning	$ 1.82	$ 2.01
Weighted - Average Exercise Price, Granted
Weighted - Average Exercise Price, Exercised
Weighted - Average Exercise Price, Forfeited		$ 2.70
Weighted - Average Exercise Price, Ending	$ 1.82	$ 1.82
Weighted Average Exercise Price, Exercisable options, Ending	$ 1.75	$ 1.72
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Aggregate Intrinsic Value, Beginning Balance
Aggregate Intrinsic Value, Exercised
Aggregate Intrinsic Value, Forfeited
Aggregate Intrinsic Value, Ending Balance
Aggregate Intrinsic Value, Exercisable options at Ending Balance